Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Equity

NOTE 12 – EQUITY

Preferred Shares

The Company’s articles of incorporation provide that the Company is authorized to issue 50,000,000 preferred shares consisting of: 1) 250,000 shares of non-voting Series A preferred stock, with a par value of $0.0001 per share; 2) 1,200,000 shares of voting Series B preferred stock, with a par value of $0.0001 per share; 3) 270,000 shares of voting Series C preferred stock, with a par value of $0.0001 per share; and 4) 48,280,000 shares to be designated by the Company’s Board of Directors.

The Company issued 1,000,000 shares of Series B preferred stock for the acquisition of Genesis and 270,000 shares of Series C preferred stock for the acquisition of Boxlight Group. Upon the completion of the initial public offering (“IPO”) in November 2017, all shares of Series B and C preferred stock related to the acquisitions of Genesis and Boxlight Group were converted to Class A common stock.

Upon completion of the Company’s IPO, an aggregate of 250,000 shares of the Company’s non-voting convertible Series A preferred stock were issued to Vert Capital for the acquisition of Genesis. All of the Series A preferred stock shall be automatically converted into Class A common stock no later than November 30, 2018.

Common Stock

The Company’s common stock consists of: 1) 150,000,000 shares of Class A voting common stock and 2) 50,000,000 shares of Class B non-voting common stock. Class A and Class B common stock have the same rights except that Class A common stock is entitled to one vote per share while Class B common stock has no voting rights. Upon any public or private sale or disposition by any holder of Class B common stock, such shares of Class B common stock shall automatically convert into shares of Class A common stock. As of September 30, 2018, and December 31, 2017, the Company had 10,170,120 and 9,558,997 shares of Class A common stock issued and outstanding, respectively. No Class B shares were outstanding at September 30, 2018 and December 31, 2017.

Issuance of common stock

On January 8, 2018, the Company issued 60,000 shares of common stock to K Laser valued at $7.00 per share for cash of $420,000.

On April 13, 2018, the Company issued 1,015 shares of common stock at $3.94 per share to a consultant in lieu of payment for services.

On May 9, 2018, the Company issued 257,200 shares of common stock to the shareholders of Cohuba valued at $5.58 per share related to the acquisition of 100% of Cohuborate, Ltd.

On May 15, 2018, the Company issued 416 shares of common stock at $9.62 per share to a consultant in lieu of payment for services.

On May 16, 2018, the Company issued 5,715 shares of common stock to a third-party lender valued at $9.84 per share in lieu of payment of origination fees.

On June 15, 2018, the Company issued 694 shares of common stock at $5.76 per share to a consultant in lieu of payment for services.

On June 22, 2018, the Company issued 142,857 shares of common stock to the shareholders of Qwizdom, Inc. valued at $5.80 per share related to the acquisition of 100% of Qwizdom.

On July 15, 2018, the Company issued 962 shares of Class A common stock at $4.16 per share to a consultant in lieu of payment for services.

On August 15, 2018, the Company issued 806 shares of Class A common stock at $4.96 per share to a consultant in lieu of payment for services.

On August 20, 2018, the Company issued 10,968 shares of Class A common stock at $3.71 per share to a vendor for the settlement of accounts payable.

On August 31, 2018, the Company issued 100,000 shares of common stock to the shareholders of EOSEDU, LLC valued at $3.54 per share related to the acquisition of 100% of EOS.

On September 14, 2018, the Company issued 1,290 shares of Class A common stock at $3.10 per share to a consultant in lieu of payment for services.

Exercise of stock options

On March 20, 2018, the former Chief Financial Officer exercised 29,200 stock options and paid a total of $3 for the collective exercise price.

NOTE 13 – EQUITY

Preferred Shares

The Company’s articles of incorporation provide that the Company is authorized to issue 50,000,000 preferred shares consisting of: 1) 250,000 shares of voting Series A preferred stock, with a par value of $0.0001 per share; 2) 1,200,000 shares of voting Series B preferred stock, with a par value of $0.0001 per share; 3) 270,000 shares of voting Series C preferred stock, with a par value of $0.0001 per share; and 4) 48,280,000 shares to be designated by the Company’s Board of Directors.

As of December 31, 2016, the Company had issued 1,000,000 shares of Series B Preferred Stock for the acquisition of Genesis and 270,000 shares of Series C Preferred Stock for the acquisition of Boxlight Group. Upon the completion of IPO in November 2017, all of the shares of Series B and C Preferred stock related to the acquisitions of Genesis and Boxlight Group were converted to Class A common stock.

Upon completion of the Company’s initial public offering, an aggregate of 250,000 shares of the Company’s non-voting convertible Series A preferred stock were issued to Vert Capital for the acquisition of Genesis. All of the Series A Preferred Stock shall be automatically converted into Class A common stock not later than November 30, 2018.

Common Shares

In January 2015, the Company amended its articles of incorporation to state that the Company’s common shares consist of: 1) 150,000,000 shares of Class A voting common stock and 2) 50,000,000 shares of Class B non-voting common stock. Class A and Class B common stock have the same rights except that Class A common stock is entitled to one vote per share while Class B common stock has no voting rights. Upon any public or private sale or disposition by any holder of Class B common stock, such shares of Class B common stock shall automatically convert into shares of Class A common stock. As of December 31, 2017 and 2016, the Company had 9,558,997 and 4,621,687 shares of Class A common stock issued and outstanding, respectively. No class B shares were outstanding at December 31, 2017 and 2016.

Issuances in 2017:

Issuance of common stock in connection with IPO

In November 2017, the Company completed its initial public offering and issued 958,983 and 41,017 shares of Class A common stock at $7.00 per share for net proceeds of $5,678,609 and conversion of accounts payable to a third party of $287,119, respectively.

In November 2017, the Company issued 370,040 shares of Class A common stock for the conversion of 1,000,000 shares of Series B preferred stock in relation to the Genesis acquisition.

In November 2017, the Company issued 2,055,873 shares of Class A common stock for the conversion of 270,000 shares of Series C preferred stock in relation to the Boxlight Group acquisition.

Issuance of common stock for directors compensation

In March 2015, and as amended on February 26, 2016, the Company entered into agreements with two new Board members. In consideration of their agreement to serve on the Company’s Board, the Company agreed to sell a number of common shares equal to 0.5% and 1.25%, respectively, of the Company’s fully-diluted common shares to these members on IPO. Upon completion of the IPO, the two members were issued 186,000 shares in total at a purchase price of $0.0001 per share. The Company recognized stock compensation expense of $1,302,000 on the grant date. Additionally, one of the directors receives a fee payable in cash of $50,000 per annum, which commenced on February 26, 2016.

Settlement of trademark liability

On April 16, 2009, Boxlight Inc. entered into a trademark license agreement with Herbert H. Myers whereby Boxlight Inc. agreed to pay Mr. Myers 15% of the quarterly net income of Boxlight Inc. This payment shall continue until $1,250,000 is paid, upon which, the license fee shall drop to 10%. Upon reaching the aggregate sum of $2,500,000 or 10 years of licensing, whichever comes first, the trademark will be sold to Boxlight Inc. for $1. Through the period ended December 31, 2014, Boxlight Inc. paid $32,580 related to this agreement.

In October 2014, Boxlight Inc. entered into an amendment to the trademark license agreement with Mr. Myers, whereby Mr. Myers agreed to sell the trademark for $250,000. Payment would be made through the issuance of shares of Boxlight Corporation by dividing $250,000 by the initial price per share of shares of Boxlight Corporation’s common stock sold in the initial public offering of Boxlight Corporation. In 2014, the Company issued 39,841 shares to Mr. Myers as security deposit. The Company completed its IPO in November 2017 at $7.00 per share. Total shares issued to Mr. Myers had a value of $278,887 on the IPO date. Mr. Myers confirmed the trademark liability was settled but would not return the additional 4,127 shares issued to him. The Company therefore recorded a loss from settlement of $28,887.

Issuance of common stock in connection with Loeb & Loeb agreement

On December 16, 2015, and as amended in April and November 2017, the Company agreed to pay Loeb & Loeb (“Loeb”) for legal services rendered in connection with the Company’s IPO for $900,000. Pursuant to the amendment agreement, upon closing the IPO, the Company made a cash payment to Loeb of $400,000 and issued 138,692 restricted shares of Class A common stock. Commencing with the first month after the closing of the IPO, the Company shall make six monthly cash payments to Loeb each in the amount of $47,500 no later than the fifth day of each month for a total amount of $285,000. Upon receipt of the total payment of $285,000, Loeb will return 82,059 shares to the Company. No later than 12 months after the closing of IPO, the Company shall pay the remaining balance of $215,000. Upon receipt of the final payment of $215,000, Loeb will return 33,517 shares to the Company. Loeb will continue to beneficially own 23,116 shares of our Class A common stock. At December 31, 2017, the Company had paid $400,000 and had a remaining payable of $500,000.

Issuances of common stock for settlement of accounts payable and debt

In June 2017, EDI agreed to convert $1,500,000 of accounts payable into 238,095 shares of Class A common stock at a conversion price of $6.30 per share. No gain or loss was recorded on the conversion.

In August 2017, EDI and Marlborough converted long-term convertible notes payable and accrued interest of $4,140,127 in total into 657,162 shares of Class A common stock at a conversion price of $6.30 per share. See Note 10. No gain or loss was recorded on the conversion.

Exercise of stock options

In 2017, the Company issued 291,402 shares of Class A common stock upon exercise of employee’s options for net cash proceeds of $29.

Issuances in 2016:

Issuances of common stock to K-Laser for cash

On September 28, 2016, pursuant to an amended agreement with EDI, K Laser, the principal stockholder of EDI, purchased 178,572 shares of Class A common stock at $5.60 per share for cash of $1,000,003. The Company agreed to use $650,000 of the proceeds to retire a separate obligation owed by Boxlight Inc. to EDI.

Issuances of common stock for cash

In September 2016, the Company issued 18,014 shares of Class A common stock at $1.055 per share for cash of $19,000. As of December 31, 2016, the Company had received cash of $18,900 and had subscriptions receivable of $100.

In November 2016, the Company issued 33,865 shares of Class A common stock at $5.906 per share for cash of $200,004.

Issuances of common stock for settlement of accounts payable and debt

In October and September 2016, the Company issued an aggregate of 94,735 shares at $1.055 per share to settle accounts payable of $99,910 (including $77,268 of accrued commission payable to Mark Elliott, the Company’s CEO).

In October 2016, the Company issued 3,556 shares of Class A common stock to a third party at $5.906 per share to settle accounts payable of $21,000.

In October 2016, the Company issued 109,915 shares of Class A common stock at $1.055 per share to settle $100,000 of the outstanding principal short-term debt and $15,919 of accrued interest.

Distribution to Vert Capital

During the first quarter of 2016, Mimio was under the control of Vert Capital. It distributed cash of $814,625 to Vert Capital for payments of the Skyview Note prior to the acquisition by the Company.

Stock Splits

In December 2016, the Company completed a stock split of 0.948207171 for 1 of its Class A common stock increasing its outstanding Class A common stock to 4,621,687 shares. All share numbers or per share information presented give effect to the stock splits.